Other Assets	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Other Assets
9.	OTHER ASSETS
The Company’s other assets were as follows, as at:

	January 31, 2024	January 31, 2023

Prepaids	$47.9	$45.3
Deferred financing cost	3.1	4.9
Other	8.2	19.8
Total other assets	$59.2	$70.0
Current	57.7	66.7
Non-current	1.5	3.3
Total other assets	$59.2	$70.0